Vessels - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Document Period End Date	Dec. 31, 2020
Number of vessels owned	41	56
Property, Plant and Equipment, Additions	$ 73,082	$ 17,358
Gain (Loss) on Disposition of Assets	495,413	37,289	$ 0
Proceeds from Sale of Property, Plant, and Equipment	194,066	84,241	0
Write off of deferred financing costs	$ 3,088	$ 681	$ 0
Number of vessels	46
Ultramax
Property, Plant and Equipment [Line Items]
Number of vessels owned	28